Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments (Details) [Line Items]
Allowance for bonds at FVTOCI	$ 114
Investments maturity	’ a local company based in Jordan with a maturity date of 22 February 2016.
Investment liquidation, percent	85.00%
Nominal value	$ 1,236
Potential impairment	441
Fair value	3,859
Fair value changes	2,341
Unquoted investment	432	$ 434
Equity investment value	6,614	6,314	$ 5,261
Bottom of range [member]
Investments (Details) [Line Items]
Implied an equity value	7,277	5,612	5,110
Top of range [member]
Investments (Details) [Line Items]
Implied an equity value	5,951	7,015	$ 5,561
Unquoted equity investments 1 [Member]
Investments (Details) [Line Items]
Designated at fair value through OCI	6,614	6,314
Unquoted equity investments 2 [member]
Investments (Details) [Line Items]
Designated at fair value through OCI	432	434
Unquoted equity investments 3 [Member]
Investments (Details) [Line Items]
Designated at fair value through OCI	$ 6,614	$ 6,314